SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Provision of Income Taxes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Federal tax at statutory rate	$ (743)	$ (823)
State taxes, net of federal income tax benefit		(171)
Change of valuation allowance	731	987
Non-deductible expenses and other	12	7
Provision for income tax